Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments [Abstract]
Schedule of Portfolios of Financial Instruments
As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Portfolio of Instruments as of 12.31.25	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	9,367,222,727	—
Debt Securities at fair value through profit or loss	1,587,923,268	—	—
Derivative Financial Instruments	55,865,119	—	—
Repurchase Transactions	—	726,099,832	—
Other Financial Assets	390,383,381	187,686,033	—
Loans and Other Financing	—	23,273,441,117	—
Other Debt Securities	—	2,652,698,866	3,235,247,697
Financial Assets Pledged as Collateral	240,908,514	1,258,840,848	—
Investments in Equity Instruments	120,770,829	—	—
Liabilities
Deposits	—	27,668,939,952	—
Liabilities at fair value through profit or loss	54,443,078	—	—
Derivative Financial Instruments	18,340,612	—	—
Repurchase Transactions	—	677,097,037	—
Other Financial Liabilities	—	4,237,874,913	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	881,745,712	—
Debt Securities	—	1,622,340,367	—
Subordinated Debt Securities	—	376,190,745	—

Portfolio of Instruments as of 12.31.24	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	8,872,753,639	—
Debt Securities at fair value through profit or loss	1,984,609,209	—	—
Derivative Financial Instruments	5,474,158	—	—
Repurchase Transactions	—	—	—
Other Financial Assets	438,625,169	1,845,561,213	—
Loans and Other Financing	32,683,512	18,894,673,075	—
Other Debt Securities	—	2,868,154,374	3,026,158,029
Financial Assets Pledged as Collateral	22,116,189	1,759,443,196	171,171,564
Investments in Equity Instruments	55,364,705	—	—
Liabilities
Deposits	—	24,513,231,226	—
Liabilities at fair value through profit or loss	11,846,653	—	—
Derivative Financial Instruments	10,092,756	—	—
Repurchase Transactions	—	567,875,904	—
Other Financial Liabilities	—	4,631,605,767	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	581,156,334	—
Debt Securities	—	1,327,992,931	—
Subordinated Debt Securities	—	350,069,829	—